Investments - Schedule of Aggregate Estimated Fair Values of Available-For-Sale Securities with Unrealized Losses (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Estimated Fair Value
Less than 12 months	$ 290,323	$ 96,071	$ 43,202
12 months or greater	66,658	105,304	144,938
Total	356,981	201,375	188,140
Unrealized losses
Less than 12 months	(37)	(354)	(71)
12 months or greater	(119)	(532)	(1,859)
Total	(156)	(886)	(1,930)
U.S. Treasury and U.S. government agencies
Estimated Fair Value
Less than 12 months	16,720	21,209	0
12 months or greater	16,330	41,355	93,537
Total	33,050	62,564	93,537
Unrealized losses
Less than 12 months	(7)	(145)	0
12 months or greater	(6)	(153)	(1,163)
Total	(13)	(298)	(1,163)
Corporate debt securities
Estimated Fair Value
Less than 12 months	172,690	60,993	41,245
12 months or greater	39,825	47,797	11,274
Total	212,515	108,790	52,519
Unrealized losses
Less than 12 months	(29)	(198)	(71)
12 months or greater	(111)	(350)	(502)
Total	(140)	(548)	(573)
Asset-backed securities
Estimated Fair Value
Less than 12 months	73,815	13,869	0
12 months or greater	10,503	16,152	40,127
Total	84,318	30,021	40,127
Unrealized losses
Less than 12 months	0	(11)	0
12 months or greater	(2)	(29)	(194)
Total	(2)	(40)	(194)
Short-term investments
Estimated Fair Value
Less than 12 months	27,098	0	1,957
12 months or greater	0	0	0
Total	27,098	0	1,957
Unrealized losses
Less than 12 months	(1)	0	0
12 months or greater	0	0	0
Total	$ (1)	$ 0	$ 0